Financial instruments and related disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022
EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.18	1.15	1.17
JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	193	175	161
USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.28	1.24	1.24
Cash flow hedges | Variability in cash flows from a highly probable forecast transaction
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness		£ 2
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges		(2)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied		0
Cash flow hedges | Net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness		0
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges		0
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied		£ 0
Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Notional value		175,000,000
Carrying amount		£ (2)
Periodic change in value for calculating hedge ineffectiveness		£ (2)
Cash flow hedges | Foreign exchange contracts | Sell foreign currency, less than 3 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.16
Notional value		(5,000,000)
Carrying amount		£ 0
Periodic change in value for calculating hedge ineffectiveness		£ 0
Cash flow hedges | Foreign exchange contracts | Buy foreign currency, less than 3 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.27
Notional value		145,000,000
Carrying amount		£ (1)
Periodic change in value for calculating hedge ineffectiveness		£ (1)
Cash flow hedges | Foreign exchange contracts | Buy foreign currency, 3 to 6 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate		0
Notional value		0
Carrying amount		£ 0
Periodic change in value for calculating hedge ineffectiveness		£ 0
Cash flow hedges | Foreign exchange contracts | Buy foreign currency, over 6 months
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.25
Notional value		35,000,000
Carrying amount		£ (1)
Periodic change in value for calculating hedge ineffectiveness		(1)
Net investment hedges
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	£ (522)	(402)
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(208)	(725)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0	£ 0
Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Notional value	18,570,000,000	17,850,000,000
Carrying amount	£ (5,468)	£ (5,498)
Periodic change in value for calculating hedge ineffectiveness	£ 507	£ 402
Net investment hedges | Foreign exchange contracts | Sell foreign currency, less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.20	1.15
Notional value	8,201,000,000	9,146,000,000
Carrying amount	£ 19	£ (12)
Periodic change in value for calculating hedge ineffectiveness	£ 359	£ 126
Net investment hedges | Foreign exchange contracts | Sell foreign currency, less than 3 months | JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	197.82	181.42
Notional value	84,000,000	133,000,000
Carrying amount	£ (1)	£ (1)
Periodic change in value for calculating hedge ineffectiveness	£ 13	£ 28
Net investment hedges | Foreign exchange contracts | Sell foreign currency, less than 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.29	1.27
Notional value	2,417,000,000	2,633,000,000
Carrying amount	£ (66)	£ 8
Periodic change in value for calculating hedge ineffectiveness	£ (56)	£ 97
Net investment hedges | Foreign exchange contracts | Sell foreign currency, less than 3 months | CNH
Disclosure of detailed information about hedged items [line items]
Average exchange rate	9.26
Notional value	61,000,000
Carrying amount	£ (1)
Periodic change in value for calculating hedge ineffectiveness	£ (1)
Net investment hedges | Foreign exchange contracts | Sell foreign currency, 3 to 6 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.31
Notional value	1,827,000,000
Carrying amount	£ (75)
Periodic change in value for calculating hedge ineffectiveness	£ (75)
Net investment hedges | Foreign exchange contracts | Sell foreign currency, over 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.17
Notional value	208,000,000
Carrying amount	£ 0
Periodic change in value for calculating hedge ineffectiveness	£ 1
Net investment hedges | Foreign exchange contracts | Sell foreign currency, over 6 months | CAD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.76	1.67
Notional value	244,000,000	260,000,000
Carrying amount	£ 2	£ 2
Periodic change in value for calculating hedge ineffectiveness	£ 17	£ 10
Net investment hedges | Foreign exchange contracts | Sell foreign currency, over 6 months | SGD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.67	1.66
Notional value	164,000,000	167,000,000
Carrying amount	£ 0	£ 1
Periodic change in value for calculating hedge ineffectiveness	£ 3	£ 7
Net investment hedges | Foreign exchange contracts | Borrowings, less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	0	148,000,000
Carrying amount	£ 0	£ (148)
Periodic change in value for calculating hedge ineffectiveness	£ 42	£ 12
Net investment hedges | Foreign exchange contracts | Borrowings, 3 to 6 months
Disclosure of detailed information about hedged items [line items]
Notional value	623,000,000	0
Carrying amount	£ (622)	£ 0
Periodic change in value for calculating hedge ineffectiveness	£ 28	£ 0
Net investment hedges | Foreign exchange contracts | Borrowings, over 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	4,524,000,000	5,127,000,000
Carrying amount	£ (4,508)	£ (5,113)
Periodic change in value for calculating hedge ineffectiveness	£ 157	£ 125
Net investment hedges | Foreign exchange contracts | Borrowings, over 6 months | JPY
Disclosure of detailed information about hedged items [line items]
Notional value	216,000,000	236,000,000
Carrying amount	£ (216)	£ (235)
Periodic change in value for calculating hedge ineffectiveness	£ 19	£ (3)